UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ January 31, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%)
	Belgium (1.7%)
	Metals & Mining
58,890	Umicore SA	$3,066,500

	Finland (1.9%)
	Machinery
39,578	Kone Oyj, Class B	3,264,647

	France (13.3%)
	Commercial Banks
81,290	BNP Paribas SA	5,100,458
82,378	Societe Generale SA (a)	3,721,906

		8,822,364

	Electrical Equipment
56,408	Schneider Electric SA	4,296,746

	Hotels, Restaurants & Leisure
66,712	Accor SA	2,604,222

	Insurance
208,992	AXA SA	3,870,616

	Media
112,485	SES SA	3,443,348

	Total France	23,037,296

	Germany (15.6%)
	Automobiles
72,223	Daimler AG (Registered)	4,204,513
17,704	Volkswagen AG (Preference)	4,378,614

		8,583,127

	Health Care Providers & Services
21,828	Fresenius SE & Co., KGaA	2,657,054

	Industrial Conglomerates
45,486	Siemens AG (Registered)	4,992,754

	Insurance
20,123	Muenchener Rueckversicherungs AG (Registered)	3,698,172

	Machinery
20,256	MAN SE	2,442,321

	Pharmaceuticals
46,968	Bayer AG (Registered)	4,635,035

	Total Germany	27,008,463

	Netherlands (4.6%)
	Food Products
218,517	DE Master Blenders 1753 N.V. (a)	2,695,840

	Media
200,997	Reed Elsevier N.V.	3,123,500

	Metals & Mining
129,968	ArcelorMittal	2,226,177

	Total Netherlands	8,045,517

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ January 31, 2013 (unaudited) continued

	Portugal (1.4%)
	Oil, Gas & Consumable Fuels
146,614	Galp Energia SGPS SA	$2,381,904

	Spain (4.1%)
	Commercial Banks
435,402	Banco Bilbao Vizcaya Argentaria SA	4,330,461

	Information Technology Services
111,097	Amadeus IT Holding SA, Class A (b)	2,786,910

	Total Spain	7,117,371

	Sweden (2.1%)
	Household Products
35,831	Svenska Cellulosa AB, Class B	869,026

	Wireless Telecommunication Services
29,518	Millicom International Cellular SA SDR	2,720,660

	Total Sweden	3,589,686

	Switzerland (14.9%)
	Food Products
118,579	Nestle SA (Registered)	8,326,134

	Insurance
14,355	Zurich Insurance Group AG (a)	4,129,596

	Pharmaceuticals
100,159	Novartis AG (Registered)	6,823,645
29,621	Roche Holding AG (Genusschein)	6,555,320

		13,378,965

	Total Switzerland	25,834,695

	United Kingdom (39.0%)
	Aerospace & Defense
213,790	Rolls-Royce Holdings PLC (a)	3,207,611

	Commercial Banks
958,433	Barclays PLC	4,575,425
682,885	HSBC Holdings PLC	7,762,260

		12,337,685

	Household Products
63,879	Reckitt Benckiser Group PLC	4,257,134

	Insurance
287,165	Prudential PLC	4,363,151

	Metals & Mining
203,199	Xstrata PLC	3,807,663

	Oil, Gas & Consumable Fuels
216,068	BG Group PLC	3,838,059
802,218	BP PLC	5,938,543
161,088	Royal Dutch Shell PLC, Class A	5,725,432
137,648	Tullow Oil PLC	2,484,365

		17,986,399

	Pharmaceuticals
213,893	GlaxoSmithKline PLC	4,903,632

	Professional Services
192,623	Experian PLC	3,302,456

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ January 31, 2013 (unaudited) continued

	Tobacco
92,452	British American Tobacco PLC		$4,813,826
85,115	Imperial Tobacco Group PLC		3,165,572

			7,979,398

	Wireless Telecommunication Services
2,006,250	Vodafone Group PLC		5,476,072

	Total United Kingdom		67,621,201

	Total Common Stocks (Cost $138,873,929)		170,967,280

PRINCIPAL AMOUNT (000)
	Short-Term Investments (3.0%)
	Securities held as Collateral on Loaned Securities (1.3%)
	Repurchase Agreement (0.3%)
$458	Barclays Capital, Inc. (0.15%, dated 01/31/13, due 02/01/13; proceeds $457,733; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.00% due 02/01/43; valued at $466,886)		457,731

NUMBER OF SHARES (000)
	Investment Company (1.0%)
1,717	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)		1,716,810

	Total Securities held as Collateral on Loaned Securities (Cost $2,174,541)		2,174,541

	Investment Company (1.7%)
2,991	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $2,990,778)		2,990,778

	Total Short-Term Investments (Cost $5,165,319)		5,165,319

	Total Investments (Cost $144,039,248) (d)	101.6%	176,132,599
	Liabilities in Excess of Other Assets	(1.6)	(2,777,789)

	Net Assets	100.0%	$173,354,810

SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at January 31, 2013 were $2,089,625 and $2,233,030 respectively. The Fund received cash collateral of $2,174,541 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2013, there was uninvested cash of $58,489 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments ¡ January 31, 2013 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Aerospace & Defense	$3,207,611	$—	$—	$3,207,611
Automobiles	8,583,127	—	—	8,583,127
Commercial Banks	25,490,510	—	—	25,490,510
Electrical Equipment	4,296,746	—	—	4,296,746
Food Products	11,021,974	—	—	11,021,974
Health Care Providers & Services	2,657,054	—	—	2,657,054
Hotels, Restaurants & Leisure	2,604,222	—	—	2,604,222
Household Products	5,126,160	—	—	5,126,160
Industrial Conglomerates	4,992,754	—	—	4,992,754
Information Technology Services	2,786,910	—	—	2,786,910
Insurance	16,061,535	—	—	16,061,535
Machinery	5,706,968	—	—	5,706,968
Media	6,566,848	—	—	6,566,848
Metals & Mining	9,100,340	—	—	9,100,340
Oil, Gas & Consumable Fuels	20,368,303	—	—	20,368,303
Pharmaceuticals	22,917,632	—	—	22,917,632
Professional Services	3,302,456	—	—	3,302,456
Tobacco	7,979,398	—	—	7,979,398
Wireless Telecommunication Services	8,196,732	—	—	8,196,732
Total Common Stocks	170,967,280	—	—	170,967,280
Short-Term Investments
Repurchase Agreement	—	457,731	—	457,731
Investment Company	4,707,588	—	—	4,707,588
Total Short-Term Investments	4,707,588	457,731	—	5,165,319
Total Assets	$175,674,868	$457,731	$—	$176,132,599

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 21, 2013